PREPAID AND OTHER CURRENT ASSETS, NET (Schedule of Allowance for Doubtful Accounts) (Details) - CNY (¥) ¥ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Allowance for doubtful accounts:
Balance at beginning of year/period	¥ (2,993)	¥ (3,535)
Written off	4,193	3,762
Balance at end of year/period	(6,283)	(2,993)
Prepaid and Other Current Assets
Allowance for doubtful accounts:
Balance at beginning of year/period	(4,339)	(9,654)
Addition	(828)	(2,765)
Written off	4,927	8,080
Balance at end of year/period	¥ (240)	¥ (4,339)